Incentive Programs	6 Months Ended
Jun. 30, 2021
Incentive Programs
Incentive Programs

Note 10 Incentive Programs

Warrant Program 2018/2022

The warrants in Warrant Program 2018/2022 may be exercised from January 1, 2022 until March 31, 2022 and each warrant will entitle the participant to subscribe for one new share in the Parent Company at a subscription price of SEK 74.30 per share. The warrants have, at the time of issue, been valued according to the Black & Scholes valuation model.

Warrant Program 2019/2022

The warrants in the Warrant Program 2019/2022 can be exercised between October 1, 2022 and December 31, 2022, where each warrant gives the participant the right to subscribe for a new share in the Parent Company at a subscription price of SEK 74.50 per share. The warrants have, at the time of issue, been valued according to the Black & Scholes valuation model.

Board LTIP 2019

This is a performance-based long-term incentive program for some members of Calliditas’ board. A total of 51,399 share awards were granted under the program during the second quarter of 2019. The share awards are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2019 Annual General Meeting (“AGM”) to June 1, 2022.

Board LTIP 2020

This is a performance-based long-term incentive program for Calliditas Board members. A total of 31,371 share awards were granted under the program during the second quarter of 2020. The share rights are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2020 Annual General Meeting to July 1, 2023.

Board LTIP 2021

This is a performance-based long-term incentive program for Calliditas Board members. A total of 26,968 share awards were granted under the program during the second quarter of 2021. The share rights are subject to performance-based earnings, which is dependent on the development of Calliditas’ share price from the date of the 2021 Annual General Meeting to July 1, 2024.

ESOP 2020

In 2020, Calliditas implemented an option program for employees and key consultants in Calliditas. The options were allotted free of charge to participants of the program. The options have a three-year vesting period calculated from the allotment date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period. Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the allotment date. The options have, at the time of issue, been valued according to the Black & Scholes valuation model.

ESOP 2021

In 2021, Calliditas implemented an option program for employees and key consultants in Calliditas. The options were allotted free of charge to participants of the program. The options have a three-year vesting period calculated from the allotment date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period. Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the allotment date. The options have, at the time of issue, been valued according to the Black & Scholes valuation model.

Summary of Outstanding Incentive Programs

	Warrants	Options	Share Awards	Total Outstanding as of
	Outstanding	Outstanding	Outstanding	June 30, 2021
Incentive programs
Warrant program 2018/2022	856,586	—	—	856,586
Warrant program 2019/2022	422,500	—	—	422,500
Board LTIP 2019	—	—	51,399	51,399
Board LTIP 2020	—	—	31,371	31,371
Board LTIP 2021	—	—	26,968	26,968
ESOP 2020	—	1,485,000	—	1,485,000
ESOP 2021	—	510,000	—	510,000
Total outstanding as of June 30, 2021	1,279,086	1,995,000	109,738	3,383,824

	Warrants	Share Awards	Total Outstanding as
	Outstanding	Outstanding	of June 30, 2020
Incentive program
Warrant program 2017/2020	111,250		111,250
Warrant program 2018/2022	856,586		856,586
Warrant program 2019/2022	422,500		422,500
Board LTIP 2019		57,032	57,032
Board LTIP 2020		31,371	31,371
Total outstanding as of June 30, 2020	1,390,336	88,403	1,478,739